STOCKHOLDERS’ DEFICIT	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS’ DEFICIT

NOTE 14 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 2,000,000,000 shares of $0.0001 par value common stock. As of March 31, 2022, and December 31, 2021, there were 1,459,256,460 and 1,411,799,497 shares of common stock issued and outstanding respectively.

Preferred Stock Series A

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which, 5,000,000 were designated as Series A Convertible Preferred Stock.

As of March 31, 2022 and 2021 the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,250,579 shares of Series A Preferred Stock issued and outstanding.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

As of March 31, 2022, and December 31, 2021, there were 4,250,579 shares of Series A Preferred issued and outstanding.

Preferred Stock Series B

On January 3, 2022, the Company authorized and designated a class of 1,600 shares, par value $0.0001, of Series B Convertible Preferred Stock (“Series B Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series 5 Designation”). It subsequently issued 1,535 restricted shares of Series B Preferred Stock to GHS Investments (“GHS”) in return for $1,500,000 (less $130,000 in fees) in financing provided to the Company.

Pursuant to the Series B Designation, each share of Series B Preferred Stock may be converted into $1,200 of common stock of the Company. In connection with the issuance of the Series B Preferred Stock, the Company recorded $42,000 in financing fees and a $300,000 expense for the beneficial conversion feature of Series B Preferred stock.

As of March 31, 2022 and December 31, 2021, there were 1,535 and -0- shares of Series B Preferred outstanding, respectively

Warrants

In connection with the issuance of Series B Preferred Stock to the Company described in Note 14, the Company issued 133,689,840 warrants, with a five year life, at a strike price of $0.01122.

A summary of warrants is as follows:

Schedule of warrants
	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2019	23,805,027	0.079
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.0079

Warrants granted March 31, 2022	133,689,640	$0.01122
Balance outstanding and exercisable, March 31, 2022	149,489,959	$0.0109

Information relating to outstanding warrants on March 31, 2022, summarized by exercise price, is as follows:

The weighted-average remaining contractual life of all warrants outstanding and exercisable on March 31, 2022 is 4.42 years. The outstanding and exercisable warrants outstanding on March 31, 2022, had no intrinsic value.

NOTE 11 – STOCKHOLDERS’ DEFICIT

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which, 5,000,000 were designated as Series A Convertible Preferred Stock.

Common stock

The Company has authorized 2,000,000,000 shares of $0.0001 par value common stock. As of December 31, 2021 and December 31, 2020 there were 1,411,799,497 and 1,211,495,162 shares of common stock issued and outstanding respectively.

Preferred Stock Series A

As of December 31, 2021 and 2020 the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,250,579 shares of Series A Preferred Stock issued and outstanding.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

The Company determined the fair value of the preferred shares to be $590,129 which is included as stock-based compensation in general and administrative expense on the Company’s statements of operations for the year ended December 31, 2019.

Warrants

No warrants were issued during the year ended December 31, 2021.

During the year ended December 31, 2019, the Company issued 15,800,319 warrants to two convertible noteholders as consideration for extending the term of their convertible notes. The warrants are exercisable for a period of four years at a strike price of $0.00475. As a result of the issuance of these warrants, the company recorded a financing expense of $36,533.

A summary of warrants is as follows:

	Number of Warrants	Weighted Average Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, December 31, 2021	15,800,319	$0.0079

Information relating to outstanding warrants on December 31, 2021, summarized by exercise price, is as follows:

	Outstanding and Exercisable
Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price
$0.004750	15,800,319	1.883	$0.00475

The weighted-average remaining contractual life of all warrants outstanding and exercisable on December 31, 2021 is 2.08 years. The outstanding and exercisable warrants outstanding on December 31, 2021, had no intrinsic value.

Stage It Corp [Member]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 20,000,000 shares of $0.001 par value common stock. As of September 30, 2021 and December 31, 2020 there were 972,614 shares of common stock issued and outstanding.

Preferred stock

As of September 30, 2021 and December 31, 2021, the Company had four classes of non-redeemable Preferred stock $0.0001 Preferred A, Preferred A-1, Preferred A-2, and Preferred A-3, all with a par value of $0.0001. The number of Preferred Shares authorized and issued and outstanding are as follows:

Preferred A 400,000 shares authorized, 40,000 shares issued and outstanding

Preferred A-1 3,000,000 shares authorized, 246,543 shares issued and outstanding

Preferred A-2 2,000,000 shares authorized, 200,000 shares issued and outstanding

Preferred A-3 300,000 shares authorized, 196,522 shares issued and outstanding

Each share of preferred stock is convertible to common stock on a 1 for 1 basis

NOTE 7 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 20,000,000 shares of $0.001 par value common stock. As of December 31, 2020 and December 31, 2019 there were 972,614 shares of common stock issued and outstanding.

Preferred stock

As of December 31, 2020 and December 19, 2020, the Company had four classes of non-redeemable Preferred stock $0.0001 Preferred A, Preferred A-1, Preferred A-2, and Preferred A-3, all with a par value of $0.0001. The number of Preferred Shares authorized and issued and outstanding are as follows:

Preferred A 400,000 shares authorized, 40,000 shares issued and outstanding

Preferred A-1 3,000,000 shares authorized, 246,543 shares issued and outstanding

Preferred A-2 2,000,000 shares authorized, 200,000 shares issued and outstanding

Preferred A-3 300,000 shares authorized, 196,522 shares issued and outstanding

Each share of preferred stock is convertible to common stock on a 1 for 1 basis